Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 6) - ITALY - TA Concession Agreement € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Passenger kilograms	Dec. 31, 2016 EUR (€)
Schedule Of Commitment [Line Items]
Concesssion Agreement Extension Period	40 years
Number of passenger considered for each unit | Passenger	1
Volume of goods considered for each unit | kilograms	100
Surety provided to third parties | €	€ 6.3	€ 7.0
Period of conventions signed	40 years
Minimum percentage of net income to be allocated to legal Rreserve		5.00%
Legal reserve to be created as percentage of share capital		10.00%